Revenues and Contract Costs - Contract with Customer, Asset and Liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Change in Contract with Customer, Assets [Roll Forward]
Beginning balance	$ 1,170
Increase resulting from new contracts	1,583
Contract assets reclassified to a receivable or collected in cash	(1,575)
Other	(175)
Ending balance	1,003
Change in Contract with Customer, Liabilities [Roll Forward]
Beginning balance	4,452
Net increase in contract liabilities	4,446
Revenue recognized from previously recognized contract liability	(3,923)
Other	(32)
Ending balance	4,943
Prepaid expenses and other
Change in Contract with Customer, Assets [Roll Forward]
Ending balance	757
Other Assets
Change in Contract with Customer, Assets [Roll Forward]
Ending balance	246
Other current liabilities
Change in Contract with Customer, Liabilities [Roll Forward]
Ending balance	4,207
Other liabilities
Change in Contract with Customer, Liabilities [Roll Forward]
Ending balance	736
Adjustments | Accounting Standards Update 2014-09
Change in Contract with Customer, Assets [Roll Forward]
Beginning balance	1,132
Change in Contract with Customer, Liabilities [Roll Forward]
Beginning balance	(634)
Balances without adoption of Topic 606 | Accounting Standards Update 2014-09
Change in Contract with Customer, Assets [Roll Forward]
Beginning balance	38
Change in Contract with Customer, Liabilities [Roll Forward]
Beginning balance	$ 5,086